Nature of operations	12 Months Ended
Dec. 31, 2018
Disclosure Text Block
Nature Of Operations

Note 1 – Nature of operations

Popular, Inc. (the “Corporation or “Popular”) is a diversified, publicly owned financial holding company subject to the supervision and regulation of the Board of Governors of the Federal Reserve System. The Corporation has operations in Puerto Rico, the mainland United States and U.S. and British Virgin Islands. In Puerto Rico, the Corporation provides retail, mortgage and commercial banking services, through its principal banking subsidiary, Banco Popular de Puerto Rico (“BPPR”), as well as investment banking, broker-dealer, auto and equipment leasing and financing, and insurance services through specialized subsidiaries. In the U.S. mainland, the Corporation provides retail, mortgage and commercial banking services through its New York-chartered banking subsidiary, Popular Bank (“PB”), which has branches located in New York, New Jersey and Florida. Prior to April 9, 2018, PB operated under the legal name of Banco Popular North America and conducted business under the assumed name of Popular Community Bank. Note 39 to the Consolidated Financial Statements presents information about the Corporation’s business segments.